BLACKROCK FUNDSSM

BlackRock Sustainable Advantage International Equity Fund

BlackRock Sustainable Advantage Emerging Markets Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 5, 2025 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of the Funds, each dated August 28, 2024, as supplemented to date

On February 20, 2025, the Board of Trustees of BlackRock FundsSM approved a change in the name of each Fund as described below and certain changes to each Fund’s investment objective, investment strategy and investment process in order to satisfy new requirements pursuant to the recent amendments to Rule 35d-1 under the Investment Company Act of 1940 (the “Names Rule”). These changes are expected to become effective on or about August 28, 2025.

Accordingly, effective on or about August 28, 2025, the following changes are made to each Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:

BlackRock Sustainable Advantage International Equity Fund

BlackRock Sustainable Advantage International Equity Fund is renamed BlackRock Sustainable Aware Advantage International Equity Fund.

The sections of the Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock Sustainable Advantage International Equity Fund—Investment Objective” and “Fund Overview—Key Facts About BlackRock Sustainable Advantage International Equity Fund—Investment Objective” are deleted in their entirety and replaced with the following:

The investment objective of BlackRock Sustainable Aware Advantage International Equity Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance (“ESG”) characteristics and climate risk exposure relative to the Fund’s benchmark.

The sections of the Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock Sustainable Advantage International Equity Fund—Principal Investment Strategies of the Fund” and “Fund Overview—Key Facts About BlackRock Sustainable Advantage International Equity Fund—Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The Fund pursues an ESG uplift strategy by seeking to maintain (i) an aggregate ESG assessment at a portfolio level that is at least 10% better than that of the MSCI EAFE Index (the “Benchmark”) and (ii) an aggregate carbon emissions assessment at a portfolio level that is at least 20% lower than that of the Benchmark. BlackRock makes such assessments by utilizing Fund management’s proprietary framework as well as certain third-party data. These assessments versus the Benchmark are determined at the time of investment and the Fund may deviate from its uplift targets due to, among other factors, market movements or changes in data. In addition, the Fund utilizes exclusionary screens based on certain ESG criteria, which are described below.

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the Benchmark and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. The Benchmark is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. As of July 31, 2024, the issuers in the Benchmark have a market capitalization ranging from $1.8 billion to $431.6 billion.

Equity securities in which the Fund invests include common stock and preferred stock. The Fund may also purchase convertible securities.

To determine the Fund’s investable universe, Fund management first seeks to screen out certain issuers based on ESG criteria determined by BlackRock, subject to the considerations noted below. Such screening criteria principally includes: (i) issuers that derive more than zero percent of revenue from the production of controversial weapons; (ii) issuers that derive more than zero percent of revenue from the production of civilian firearms; (iii) issuers that derive more than zero percent of revenue from the production of tobacco-related products; (iv) issuers that derive more than five percent of revenue from thermal coal generation, unless such issuers either (a) have made certain commitments to reduce climate impact or (b) derive at least fifty percent of revenue from alternative energy sources; (v) issuers that derive more than five percent of revenue from thermal coal mining; and (vi) issuers that derive more than five percent of revenue from oil sands extraction.

Notwithstanding the foregoing, the Fund may invest in green bonds of issuers that exceed the thresholds stated in (iv), (v) and (vi) above.

The Fund relies on one or more third-party ratings agencies to identify issuers for purposes of the above screening criteria. Third-party rating agencies may base the above screening criteria on an estimate when revenue for a covered business activity is not disclosed by the issuer or publicly available. The Fund’s screening criteria is measured at the time of investment and is dependent upon information and data that may be incomplete, inaccurate, unavailable or estimated. Where the Fund’s criteria looks solely to third-party ratings or data, issuers are only screened to the extent such ratings or data have been assigned or made available by the third parties. This screening criteria is subject to change over time at BlackRock’s discretion. In addition, the Fund may gain indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issuers with exposures that are inconsistent with the ESG criteria used by BlackRock.

The Fund seeks to pursue its investment objective by investing in equity securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. The investment process is driven with systematic and quantitative implementation based on an issuer’s expected returns, which include measurable ESG characteristics, risk and transaction costs, as determined by BlackRock’s proprietary research.

BlackRock then constructs and rebalances the portfolio’s weightings by incorporating its investment insights into the model-based optimization process. Certain of the investment insights relate to ESG characteristics in BlackRock-defined categories, including, but not limited to, (i) superior growth characteristics of issuers, (ii) risk mitigation characteristics of issuers, (iii) themes related to social matters and (iv) economic transition, which includes, but is not limited to, environmental considerations. Examples of such ESG characteristics, which are utilized in BlackRock’s ESG assessment versus the Benchmark, include management quality, governance, controversies at issuers, public health analytics and an issuer’s innovation-oriented research and development. The ESG characteristics utilized in the portfolio construction process may change over time and one or more characteristics may not be relevant to all issuers that are eligible for investment.

From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund will invest in securities of non-U.S. issuers that can be U.S. dollar based or non-U.S. dollar based on a hedged or unhedged basis. The Fund may enter into currency transactions on a hedged or unhedged basis in order to seek total return.

The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Benchmark. The use of options, futures, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets.

The section of the Prospectuses entitled “Details About the Funds — How Each Fund Invests — Principal Investment Strategies — Sustainable Advantage International Equity” is deleted in its entirety and replaced with the following:

The Fund pursues an ESG uplift strategy by seeking to maintain (i) an aggregate ESG assessment at a portfolio level that is at least 10% better than that of the MSCI EAFE Index (the “Benchmark”) and (ii) an aggregate carbon emissions assessment at a portfolio level that is at least 20% lower than that of the Benchmark. BlackRock makes such assessments by utilizing Fund management’s proprietary framework as well as certain third-party data. These assessments versus the Benchmark are determined at the time of investment and the Fund may deviate from its uplift targets due to, among other factors, market movements or changes in data. In addition, the Fund utilizes exclusionary screens based on certain ESG criteria, which are described above.

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the Benchmark and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. The Benchmark is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. As of July 31, 2024, the issuers in the Benchmark have a market capitalization ranging from $1.8 billion to $431.6 billion.

Equity securities in which the Fund invests include common stock and preferred stock. The Fund may also purchase convertible securities. From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund will invest in securities of non-U.S. issuers that can be U.S. dollar based or non-U.S. dollar based on a hedged or unhedged basis. The Fund may enter into currency transactions on a hedged or unhedged basis in order to seek total return.

The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Benchmark. The use of options, futures, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF SUSTAINABLE ADVANTAGE INTERNATIONAL EQUITY
The Fund is managed by a team of financial professionals. Raffaele Savi, Kevin Franklin, Richard Mathieson and Anna Hawley are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

BlackRock Sustainable Advantage Emerging Markets Equity Fund

BlackRock Sustainable Advantage Emerging Markets Equity Fund is renamed BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund.

The sections of the Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock Sustainable Advantage Emerging Markets Equity Fund—Investment Objective” and “Fund Overview—Key Facts About BlackRock Sustainable Advantage Emerging Markets Equity Fund—Investment Objective” are deleted in their entirety and replaced with the following:

The investment objective of BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance (“ESG”) characteristics and climate risk exposure relative to the Fund’s benchmark.

The sections of the Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock Sustainable Advantage Emerging Markets Equity Fund—Principal Investment Strategies of the Fund” and “Fund Overview—Key Facts About BlackRock Sustainable Advantage Emerging Markets Equity Fund—Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The Fund pursues an ESG uplift strategy by seeking to maintain (i) an aggregate ESG assessment at a portfolio level that is at least 10% better than that of the MSCI All Country World Index (the “Benchmark”) and (ii) an aggregate carbon emissions assessment at a portfolio level that is at least 20% lower than that of the Benchmark. BlackRock makes such assessment by utilizing Fund management’s proprietary framework as well as certain third-party data. These assessments versus the Benchmark are determined at the time of investment and the Fund may deviate from its uplift targets due to, among other factors, market movements or changes in data. In addition, the Fund utilizes exclusionary screens based on certain ESG criteria, which are described below.

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. BlackRock considers an emerging market country to include any country that is: (1) generally recognized to be an emerging market country by the international financial community, including the World Bank; (2) classified by the United Nations as a developing country; or (3) included in the MSCI Emerging Markets Index (the “Benchmark”). BlackRock determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: (1) the issuer’s primary trading market is in an emerging market; (2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; or (3) the investment is included in an index representative of emerging markets.

Generally, the Fund will invest in equities or other financial instruments that are components of, or have characteristics similar to, the securities included in the Benchmark. The Benchmark is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. As of July 31, 2024, the issuers in the Benchmark have a market capitalization ranging from $113.4 million to $700.1 billion.

Equity securities in which the Fund invests include common stock and preferred stock. The Fund may also purchase convertible securities.

To determine the Fund’s investable universe, Fund management first seeks to screen out certain issuers based on ESG criteria determined by BlackRock, subject to the considerations noted below. Such screening criteria principally includes: (i) issuers that derive more than zero percent of revenue from the production of controversial weapons; (ii) issuers that derive more than zero percent of revenue from the production of civilian firearms; (iii) issuers that derive more than zero percent of revenue from the production of tobacco-related products; (iv) issuers that derive more than five percent of revenue from thermal coal generation, unless such issuers either (a) have made certain commitments to reduce climate impact or (b) derive at least fifty percent of revenue from alternative energy sources; (v) issuers that derive more than five percent of revenue from thermal coal mining; and (vi) issuers that derive more than five percent of revenue from oil sands extraction.

Notwithstanding the foregoing, the Fund may invest in green bonds of issuers that exceed the thresholds stated in (iv), (v) and (vi) above. The Fund relies on one or more third-party ratings agencies to identify issuers for purposes of the above screening criteria. Third-party rating agencies may base the above screening criteria on an estimate when revenue for a covered business activity is not disclosed by the issuer or publicly available.

The Fund’s screening criteria is measured at the time of investment and is dependent upon information and data that may be incomplete, inaccurate, unavailable or estimated. Where the Fund’s criteria looks solely to third-party ratings or data, issuers are only screened to the extent such ratings or data have been assigned or made available by the third parties. This screening criteria is subject to change over time at BlackRock’s discretion. In addition, the Fund may gain indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issuers with exposures that are inconsistent with the ESG criteria used by BlackRock.

The Fund seeks to pursue its investment objective by investing in equity securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. The investment process is driven with systematic and quantitative implementation based on an issuer’s expected returns, which include measurable ESG characteristics, risk and transaction costs, as determined by BlackRock’s proprietary research.

BlackRock then constructs and rebalances the portfolio’s weightings by incorporating its investment insights into the model-based optimization process. Certain of the investment insights relate to ESG characteristics in BlackRock-defined categories, including, but not limited to, (i) superior growth characteristics of issuers, (ii) risk mitigation characteristics of issuers, (iii) themes related to social matters and (iv) economic transition, which includes, but is not limited to, environmental considerations. Examples of such ESG characteristics, which are utilized in BlackRock’s ESG assessment versus the Benchmark, include management quality, governance, controversies at issuers, public health analytics and an issuer’s innovation-oriented research and development. The ESG characteristics utilized in the portfolio construction process may change over time and one or more characteristics may not be relevant to all issuers that are eligible for investment.

From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).

The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Benchmark. The use of options, futures, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets.

The section of the Prospectuses entitled “Details About the Funds — How Each Fund Invests — Principal Investment Strategies — Sustainable Advantage Emerging Markets Equity” is deleted in its entirety and replaced with the following:

The Fund pursues an ESG uplift strategy by seeking to maintain (i) an aggregate ESG assessment at a portfolio level that is at least 10% better than that of the MSCI All Country World Index (the “Benchmark”) and (ii) an aggregate carbon emissions assessment at a portfolio level that is at least 20% lower than that of the Benchmark. BlackRock makes such assessment by utilizing Fund management’s proprietary framework as well as certain third-party data. These assessments versus the Benchmark are determined at the time of investment and the Fund may deviate from its uplift targets due to, among other factors, market movements or changes in data. In addition, the Fund utilizes exclusionary screens based on certain ESG criteria, which are described above.

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. BlackRock considers an emerging market country to include any country that is: (1) generally recognized to be an emerging market country by the international financial community, including the World Bank; (2) classified by the United Nations as a developing country; or (3) included in the MSCI Emerging Markets Index (the “Benchmark”). BlackRock determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: (1) the issuer’s primary trading market is in an emerging market; (2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; or (3) the investment is included in an index representative of emerging markets.

Generally, the Fund will invest in equities or other financial instruments that are components of, or have characteristics similar to, the securities included in the Benchmark. The Benchmark is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. As of July 31, 2024, the issuers in the Benchmark have a market capitalization ranging from $113.4 million to $700.1 billion.

Equity securities in which the Fund invests include common stock and preferred stock. The Fund may also purchase convertible securities. From time to time, the Fund may invest in shares of companies through “new issues” or IPOs.

The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Benchmark. The use of options, futures, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF SUSTAINABLE ADVANTAGE EMERGING MARKETS EQUITY
The Fund is managed by a team of financial professionals. Jeff Shen, PhD, David Piazza, Richard Mathieson and Anna Hawley are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

Both Funds

The section of the Prospectuses entitled “Details About the Funds — How Each Fund Invests — Investment Objectives” is deleted in its entirety and replaced with the following:

The investment objective of each Fund is to seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance (“ESG”) characteristics and climate risk exposure relative to the Fund’s benchmark.

If the Trust’s Board of Trustees (the “Board”) determines that the investment objective of a Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

The section of the Prospectuses entitled “Details About the Funds — How Each Fund Invests — Investment Processes” is deleted in its entirety and replaced with the following:

To determine each Fund’s investable universe, Fund management first seeks to screen out certain issuers based on ESG criteria determined by BlackRock Advisors, LLC (“BlackRock”), subject to the considerations noted

below. Such screening criteria principally includes: (i) issuers that derive more than zero percent of revenue from the production of controversial weapons; (ii) issuers that derive more than zero percent of revenue from the production of civilian firearms; (iii) issuers that derive more than zero percent of revenue from the production of tobacco-related products; (iv) issuers that derive more than five percent of revenue from thermal coal generation, unless such issuers either (a) have made certain commitments to reduce climate impact or (b) derive at least fifty percent of revenue from alternative energy sources; (v) issuers that derive more than five percent of revenue from thermal coal mining; and (vi) issuers that derive more than five percent of revenue from oil sands extraction.

Notwithstanding the foregoing, each Fund may invest in green bonds of issuers that exceed the thresholds stated in (iv), (v) and (vi) above.

Each Fund relies on one or more third-party ratings agencies to identify issuers for purposes of the above screening criteria. Third-party rating agencies may base the above screening criteria on an estimate when revenue for a covered business activity is not disclosed by the issuer or publicly available. Each Fund’s screening criteria is measured at the time of investment and is dependent upon information and data that may be incomplete, inaccurate, unavailable or estimated. Where each Fund’s criteria looks solely to third-party ratings or data, issuers are only screened to the extent such ratings or data have been assigned or made available by the third parties. This screening criteria is subject to change over time at BlackRock’s discretion. In addition, each Fund may gain indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issuers with exposures that are inconsistent with the ESG criteria used by BlackRock.

Each Fund seeks to pursue its investment objective by investing in equity securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the Funds can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. The investment process is driven with systematic and quantitative implementation based on an issuer’s expected returns, which include measurable ESG characteristics, risk and transaction costs, as determined by BlackRock’s proprietary research.

BlackRock then constructs and rebalances the portfolio’s weightings by incorporating its investment insights into the model-based optimization process. Certain of the investment insights relate to ESG characteristics in BlackRock-defined categories, including, but not limited to, (i) superior growth characteristics of issuers, (ii) risk mitigation characteristics of issuers, (iii) themes related to social matters and (iv) economic transition, which includes, but is not limited to, environmental considerations. Examples of such ESG characteristics, which are utilized in BlackRock’s ESG assessment versus the Benchmark, include management quality, governance, controversies at issuers, public health analytics and an issuer’s innovation-oriented research and development. With respect to economic transition, BlackRock researches and develops investment insights that target carbon transition readiness and climate opportunities. The ESG characteristics utilized in the portfolio construction process may change over time and one or more characteristics may not be relevant to all issuers that are eligible for investment.

BlackRock’s ESG research does not attempt to capture all possible ESG characteristics, rather those that in BlackRock’s opinion, can be measured and have an associated investment thesis. Fund management may consider both positive and negative ESG characteristics of an issuer when developing such investment theses. BlackRock determines which ESG characteristics to include in the model and what changes are made in the model over time. ESG-related characteristics are not the sole considerations in the portfolio construction process and BlackRock’s evaluation of ESG characteristics may change over time.

The Funds do not have a stated minimum holding period for investments and may buy or sell securities whenever Fund management sees an appropriate opportunity. Each Fund may engage in active and frequent trading of its investments.

Shareholders should retain this Supplement for future reference.

PR2SAI-SAIEE-0325SUP